Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of financial position relating to leases

	As on	As on
	December 31,	January 1,
In thousands of €	2019	2019
Right-of-use assets
Buildings	€5,576	€2,338
Vehicles	744	525
Equipment	243	242
	€6,564	€3,105

Lease liabilities
Current	€1,974	€1,078
Non-current	4,540	1,712
	€6,514	€2,790

Schedule of maturity analysis of the lease liabilities

(in thousands of €)	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total contractual cash flows	Carrying amount
Lease liabilities	€2,205	€3,137	€1,251	€432	€7,025	€6,514

Schedule of total lease liabilities recognized in our statement of financial position

	Year Ended
	December 31,
In thousands of €	2019	2018	2017
Depreciation charges
Buildings	€1,315	€—	€—
Vehicles	233	—	—
Equipment	28	11	—
	€1,576	€11	€—

Interest expense (included in finance cost)	€105	€—	€—
Expense relating to short-term leases	123	—	—
Expense relating to leases of low-value assets that are not shown above as short-term leases	5	—	—